UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 to June 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2016 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Australia — 1.1%
Westfield Corp.[1]	7,610,126	$61,130

Belgium — 0.7%
KBC Groep NV2	867,005	42,640

China — 1.6%
Baidu Inc. ADR[2]	548,900	90,651

France — 12.6%
BNP Paribas SA	1,975,665	86,644
Engie SA	8,314,846	133,509
Legrand SA	1,588,538	81,320
Sanofi-Aventis SA	1,293,019	107,428
Schneider Electric SE	2,467,794	143,973
Total SA	3,658,976	175,471

		728,345

Germany — 4.7%
Bayer AG	605,217	60,785
Linde AG	876,635	122,148
SAP SE	1,225,436	92,037

		274,970

Hong Kong — 5.7%
China Merchants Holdings International Co. Ltd.	19,164,133	51,302
China Mobile Ltd.	13,352,839	154,282
CNOOC Ltd.	97,976,000	122,295

		327,879

Japan — 14.1%
East Japan Railway Co.	1,826,700	169,286
Hitachi Ltd.	33,342,000	139,698
Japan Airlines Co. Ltd.	2,935,200	94,433
KDDI Corp.	6,566,300	199,680
Komatsu Ltd.	3,413,200	59,293
Nikon Corp.	3,425,100	46,375
Sumitomo Mitsui Financial Group Inc.	3,784,300	109,272

		818,037

Netherlands — 7.0%
Akzo Nobel NV	2,920,141	181,402
ING Groep NV	3,830,086	39,626
PostNL NV2	8,791,253	35,862
RELX NV	8,737,526	151,166

		408,056

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

South Korea — 6.3%
KT&G Corp.	678,610	$80,371
Samsung Electronics Co. Ltd.	113,530	141,385
SK Telecom Co. Ltd.	777,608	146,087

		367,843

Spain — 0.9%
CaixaBank SA	24,678,833	54,392

Switzerland — 12.7%
Aryzta AG	2,254,463	83,316
Cie Financiere Richemont SA	1,403,195	82,135
Clariant AG2	2,516,536	42,528
Novartis AG	2,100,369	173,362
Roche Holding AG	631,830	166,727
UBS Group AG	3,238,816	42,025
Zurich Insurance Group AG2	603,316	149,250

		739,343

United Kingdom — 24.3%
Aviva PLC	24,361,366	128,416
Balfour Beatty PLC[2]	18,016,498	51,786
Barclays PLC	61,540,630	114,459
British American Tobacco PLC	3,103,213	201,179
Carnival PLC	2,316,142	102,744
Cobham PLC	16,068,945	33,855
Diageo PLC	4,126,129	115,267
GlaxoSmithKline PLC	4,289,908	92,126
Lloyds Banking Group PLC	121,549,414	88,038
Marks & Spencer Group PLC	3,648,745	15,626
Pagegroup PLC	5,409,602	21,480
Prudential PLC	3,843,398	65,219
Royal Dutch Shell PLC, Class B	6,301,670	174,107
SSE PLC	5,510,870	114,699
Vodafone Group PLC	30,339,154	92,500

		1,411,501

Total Common Stock
(Cost $5,909,528) — 91.7%		5,324,787

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
PREFERRED STOCK
Germany — 3.2%
Volkswagen AG	1,514,878	$183,483

Total Preferred Stock
(Cost $274,429) — 3.2%		183,483

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.310% **	223,971,218	223,971

Total Short-Term Investment
(Cost $223,971) — 3.9%		223,971

Total Investments — 98.8%
(Cost $6,407,928) ‡		5,732,241

Other Assets in Excess of Liabilities — 1.2%		70,771

Net Assets — 100.0%		$5,803,012

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
1	Real Estate Investment Trust.
2	Non-income producing security.

ADR	American Depositary Receipt

‡	At June 30, 2016, the tax basis cost of the Fund’s investments was $6,407,928 and the unrealized appreciation and depreciation were $272,887 and $(948,574), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2016 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$61,130	$—	$61,130
Belgium	—	42,640	—	42,640
China	90,651	—	—	90,651
France	—	728,345	—	728,345
Germany	—	274,970	—	274,970
Hong Kong	—	327,879	—	327,879
Japan	—	818,037	—	818,037
Netherlands	—	408,056	—	408,056
South Korea	—	367,843	—	367,843
Spain	—	54,392	—	54,392
Switzerland	—	739,343	—	739,343
United Kingdom	—	1,411,501	—	1,411,501

Total Common Stock	90,651	5,234,136	—	5,324,787

Preferred Stock	—	183,483	—	183,483

Short-Term Investment	223,971	—	—	223,971

Total Investments in Securities	$314,622	$5,417,619	$—	$5,732,241

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

At June 30, 2016, relative to the Fund’s prior fiscal year end, there were no transfers between Level 1 and Level 2 investments in securities.

At June 30, 2016, there were no transfers into Level 3 investments in securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2400

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2016